Exhibit 99.1
SLM Student Loan Trust 2008-2
Quarterly Servicing Report

Distribution Date	04/25/2008
Collection Period	02/07/2008 — 03/31/2008

SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Servicer and Administrator
Deutsche Bank -	Indenture Trustee
Bank of New York Trust Company, N.A. -	Eligible Lender Trustee
Southwest Student Services Corp -	Excess Distribution Certificateholder

I. 2008-2 Deal Parameters

		Student Loan Portfolio Characteristics	02/07/2008	Activity	03/31/2008
A	i	Portfolio Balance	$1,457,757,525.69	$677,648,203.66	$2,135,405,729.35
	ii	Interest to be Capitalized	18,925,552.98		45,000,075.26

	iii	Total Pool	$1,476,683,078.67		$2,180,405,804.61
	iv	Capitalized Interest	75,000,000.00		75,000,000.00
	v	Prefunding Account	700,000,000.00		0.00
	vi	Specified Reserve Account Balance	5,499,946.00		5,451,014.51

	vii	Total Adjusted Pool	$2,257,183,024.67		$2,260,856,819.12

B	i	Weighted Average Coupon (WAC)	7.208%		7.162%
	ii	Weighted Average Remaining Term	139.03		133.59
	iii	Number of Loans	420,593		498,814
	iv	Number of Borrowers	214,359		268,510
	v	Aggregate Outstanding Principal Balance - T-Bill Other	$—		$—
	vi	Aggregate Outstanding Principal Balance - T-Bil	$31,171,194		$97,231,127
	vii	Aggregate Outstanding Principal Balance - Commercial Paper	$1,445,511,884		$2,083,174,678
	viii	Pool Factor	0.681815031		0.991103362

						% of O/S			% of O/S
	Notes		Spread	Balance 02/7/2008		Securities	Balance 04/25/2008		Securities
C	i	A-1 Notes	784442AA3	0.30%	$618,000,000.00		27.100%	$602,951,403.81		26.615%
	ii	A-2 Notes	784442AB1	0.45%	514,000,000.00		22.539%	514,000,000.00		22.689%
	iii	A-3 Notes	784442AC9	0.75%	1,080,064,000.00		47.361%	1,080,064,000.00		47.676%
	iv	B Notes	784442AD7	1.20%	68,414,000.00		3.000%	68,414,000.00		3.020%

		Total Notes			$2,280,478,000.00		100.000%	$2,265,429,403.81		100.000%

	Reserve Account	02/07/2008	04/25/2008
D	i Required Reserve Acct Deposit (%)	0.25%	0.25%

	ii Reserve Acct Initial Deposit ($)	$5,499,946.00	$0.00
	iii Specified Reserve Acct Balance ($)	$5,499,946.00	$5,451,014.51
	iv Reserve Account Floor Balance ($)	$2,199,978.00	$2,199,978.00

	v Current Reserve Acct Balance ($)	$5,499,946.00	$5,451,014.51

	Other Accounts	02/07/2008	04/25/2008
E	i Supplemental Loan Purchase Account	$23,295,136.33	$0.00
	ii Prefunding Account	$700,000,000.00	$0.00
	iii Capitalized Interest Account	$75,000,000.00	$75,000,000.00
	iv Floor Income Rebate Account	$0.00	$4,980,671.70

	Asset/Liability	02/07/2008	04/25/2008
F	i Total Adjusted Pool + Supplemental Loan Purchase/Pre-funding Acc	$2,280,478,161.00	$2,260,856,819.12
	ii Total Outstanding Balance Notes	$2,280,478,000.00	$2,265,429,403.81
	iii Difference	$161.00	$(4,572,584.69)
	iv Parity Ratio	1.00000	0.99798

II. 2008-2	Transactions from:	02/07/2008	through:	03/31/2008
A	Student Loan Principal Activity
	i Regular Principal Collections			$28,827,782.84
	ii Principal Collections from Guarantor			45,354.52
	iii Principal Reimbursements			102,039.77
	iv Other System Adjustments			0.00

	v Total Principal Collections			$28,975,177.13

B	Student Loan Non-Cash Principal Activity
	i Other Adjustments			$120,446.56
	ii Capitalized Interest			(3,982,222.33)

	iii Total Non-Cash Principal Activity			$(3,861,775.77)

C	Student Loan Principal Purchases			$(702,761,605.02)

D	Total Student Loan Principal Activity			$(677,648,203.66)

E	Student Loan Interest Activity
	i Regular Interest Collections			$4,653,449.19
	ii Interest Claims Received from Guarantors			462.55
	iii Collection Fees/Returned Items			4,639.77
	iv Late Fee Reimbursements			96,113.96
	v Interest Reimbursements			4,732.75
	vi Other System Adjustments			0.00
	vii Special Allowance Payments			0.00
	viii Subsidy Payments			0.00

	ix Total Interest Collections			$4,759,398.22

F	Student Loan Non-Cash Interest Activity
	i Interest Accrual Adjustment			$(20,036.61)
	ii Capitalized Interest			3,982,222.33

	iii Total Non-Cash Interest Adjustments			$3,962,185.72

G	Student Loan Interest Purchases			$(21,832,477.26)

H	Total Student Loan Interest Activity			$(13,110,893.32)

I	Non-Reimbursable Losses During Collection Period			$0.00
J	Cumulative Non-Reimbursable Losses to Date			$0.00

III. 2008-2	Collection Account Activity	02/07/2008	through	03/31/2008
A	Principal Collections
	i Principal Payments Received			$23,078,542.22
	ii Consolidation Principal Payments			5,794,595.14
	iii Reimbursements by Seller			32,185.19
	iv Borrower Benefits Reimbursements			21,025.80
	v Reimbursements by Servicer			49.99
	vi Re-purchased Principal			48,778.79

	vii Total Principal Collections			$28,975,177.13

B	Interest Collections
	i Interest Payments Received			$4,537,315.68
	ii Consolidation Interest Payments			116,596.06
	iii Reimbursements by Seller			1,356.01
	iv Borrower Benefits Reimbursements			0.00
	v Reimbursements by Servicer			2,106.54
	vi Re-purchased Interest			1,270.20
	vii Collection Fees/Return Items			4,639.77
	viii Late Fees			96,113.96

	ix Total Interest Collections			$4,759,398.22

C	Other Reimbursements			$110,241.35

D	Reserves in Excess of the Requirement			$48,931.49

E	Administrator Account Investment Income			$0.00

F	Investment Earnings for Period in Trust Accounts			$845,858.35

G	Funds borrowed during previous distribution			$0.00

H	Funds borrowed from subsequent distribution			$0.00

I	Excess Transferred from Supplemental Loan Purchase Account			$275,483.27

J	Excess Transferred from Pre-Funding Account			$991,913.65

K	Funds Released from Capitalized Interest Account			$0.00

L	Intial Deposit to the Collection Account			$3,610,000.00

M	TOTAL AVAILABLE FUNDS			$39,617,003.46

	LESS FUNDS PREVIOUSLY REMITTED:
	Servicing Fees to Servicer			$(457,988.52)
	Floor Income Rebate Fees to Dept. of Education			$0.00
	Funds Allocated to the Floor Income Rebate Account			$(4,980,671.70)
	Funds Released from the Floor Income Rebate Account			$0.00

N	NET AVAILABLE FUNDS			$34,178,343.24

O	Servicing Fees Due for Current Period			$610,191.25

P	Carryover Servicing Fees Due			$0.00

Q	Administration Fees Due			$20,000.00

R	Total Fees Due for Period			$630,191.25

IV. 2008-2      Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		% *
STATUS	02/07/2008	03/31/2008	02/07/2008	03/31/2008	02/07/2008	03/31/2008	02/07/2008	03/31/2008	02/07/2008	03/31/2008

INTERIM:
In School
Current	6.796%	6.787%	194,949	252,559	64.508%	50.632%	$916,748,492.59	$1,155,363,347.03	62.888%	54.105%

Grace
Current	6.778%	6.774%	34,915	57,998	11.553%	11.627%	92,348,811.06	$173,540,764.74	6.335%	8.127%

TOTAL INTERIM	6.794%	6.785%	229,864	310,557	76.061%	62.259%	$1,009,097,303.65	$1,328,904,111.77	69.223%	62.232%

REPAYMENT
Active
Current	8.238%	7.870%	40,385	99,307	13.363%	19.909%	$252,655,584.40	$399,926,907.94	17.332%	18.728%
31-60 Days Delinquent	7.416%	7.753%	3,773	10,870	1.248%	2.179%	11,100,150.46	42,117,922.62	0.761%	1.972%
61-90 Days Delinquent	7.398%	7.335%	1,727	6,877	0.571%	1.379%	4,685,879.57	21,165,957.68	0.321%	0.991%
91-120 Days Delinquent	7.427%	7.264%	1,006	2,949	0.333%	0.591%	2,722,137.75	8,497,169.81	0.187%	0.398%
> 120 Days Delinquent	7.384%	7.374%	2,399	9,804	0.794%	1.965%	6,599,627.42	27,501,915.96	0.453%	1.288%

Deferment
Current	8.165%	7.841%	17,920	37,899	5.930%	7.598%	151,589,863.92	223,845,772.27	10.399%	10.483%

Forbearance
Current	7.668%	7.619%	5,136	20,409	1.699%	4.092%	19,306,978.52	82,918,414.86	1.324%	3.883%

TOTAL REPAYMENT	8.142%	7.793%	72,346	188,115	23.939%	37.712%	$448,660,222.04	$805,974,061.14	30.777%	37.743%

Claims in Process (1)	0.000%	7.274%	0	142	0.000%	0.028%	$0.00	$527,556.44	0.000%	0.025%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

GRAND TOTAL	7.208%	7.162%	302,210	498,814	100.000%	100.000%	$1,457,757,525.69	$2,135,405,729.35	100.000%	100.000%

(1)	Claims filed and unpaid; includes claims rejected aged less than 6 months

(2)	Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase.

*	Percentages may not total 100% due to rounding.

V. 2008-2      Portfolio Characteristics by School and Program

LOAN TYPE	WAC	# Loans	$ Amount	%
- GSL — Subsidized	6.877%	266,015	$874,893,432.87	40.971%
- GSL — Unsubsidized	6.843%	198,103	855,929,500.90	40.083%
- PLUS Loans	8.468%	34,056	402,198,770.35	18.835%
- SLS Loans	8.198%	640	2,384,025.23	0.112%

- Total	7.162%	498,814	$2,135,405,729.35	100.000%

SCHOOL TYPE	WAC	# Loans	$ Amount	%
-Four Year	7.170%	395,645	$1,869,022,542.31	87.525%
-Two Year	7.077%	82,161	209,239,888.51	9.799%
-Technical	7.195%	20,995	57,131,856.52	2.675%
-Other	7.717%	13	11,442.01	0.001%

- Total	7.162%	498,814	$2,135,405,729.35	100.000%

*	Percentages may not total 100% due to rounding

GSL — Guaranteed Stafford Loan

PLUS — Parent Loans for Undergraduate Students

SLS — Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994

VI. 2008-2      Interest Accruals

A	Borrower Interest Accrued During Collection Period	$15,047,887.90
B	Interest Subsidy Payments Accrued During Collection Period	7,001,858.09
C	Special Allowance Payments Accrued During Collection Period	0.00
D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	845,858.35
E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00

F	Net Expected Interest Collections	$22,895,604.34
VII. 2008-2       Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index
A	Class A-1 Interest Rate	0.007518615	02/07/2008 - 04/25/2008	1 NY Business Day	3.47013%	LIBOR
B	Class A-2 Interest Rate	0.007843615	02/07/2008 - 04/25/2008	1 NY Business Day	3.62013%	LIBOR
C	Class A-3 Interest Rate	0.008493615	02/07/2008 - 04/25/2008	1 NY Business Day	3.92013%	LIBOR
D	Class B Interest Rate	0.009468615	02/07/2008 - 04/25/2008	1 NY Business Day	4.37013%	LIBOR

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

VIII. 2008-2      Inputs From Initial Period      02/07/2008

A	Total Student Loan Pool Outstanding
	i Portfolio Balance	$1,457,757,525.69
	ii Interest To Be Capitalized	18,925,552.98

	iii Total Pool	$1,476,683,078.67
	iv Capitalized Interest	75,000,000.00
	v Prefunding Account Balance	700,000,000.00
	vi Specified Reserve Account Balance	5,499,946.00

	vii Total Adjusted Pool	$2,257,183,024.67

B	Total Note Factor	1.139956291
C	Total Note Balance	$2,280,478,000.00

D	Note Balance 02/07/2008	Class A-1	Class A-2	Class A-3	Class B
	i Current Factor	1.298319328	0.783536585	3.956278388	1.139948346
	ii Expected Note Balance	$618,000,000.00	$514,000,000.00	$1,080,064,000.00	$68,414,000.00

	iii Note Principal Shortfall	$0.00	$0.00	$0.00	$0.00
	iv Interest Shortfall	$0.00	$0.00	$0.00	$0.00
	v Interest Carryover	$0.00	$0.00	$0.00	$0.00

E	Reserve Account Balance	$5,499,946.00
F	Unpaid Primary Servicing Fees from Prior Month(s)	$0.00
G	Unpaid Administration fees from Prior Quarter(s)w	$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)	$0.00

I	Interest Due on Unpaid Carryover Servicing Fees	$0.00

IX. 2008-2      Waterfall for Distributions

				Remaining
				Funds Balance
A	Total Available Funds ( Section III-M )		$34,178,343.24	$34,178,343.24

B	Primary Servicing Fees — Current Month		$610,191.25	$33,568,151.99

C	Administration Fee		$20,000.00	$33,548,151.99

D	Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1	$4,646,504.07	$28,901,647.92
	ii	Class A-2	$4,031,618.11	$24,870,029.81
	iii	Class A-3	$9,173,647.79	$15,696,382.02
	v	Total Class A Interest Distribution	$17,851,769.97

E	Class B Noteholders’ Interest Distribution Amount		$647,785.83	$15,048,596.19

F	Class A Noteholders’ Principal Distribution Amounts
	i	Class A-1	$15,048,596.19	$0.00
	ii	Class A-2	$0.00	$0.00
	iii	Class A-3	$0.00	$0.00
	v	Total Class A Principal Distribution	$15,048,596.19

G	Class B Noteholders’ Principal Distribution Amount		$0.00	$0.00

H	Reinstate Reserve Account to the Specified Reserve Account Balance		$0.00	$0.00

I	Carryover Servicing Fees		$0.00	$0.00

J	Excess to Certificateholder		$0.00	$0.00

K	Waterfall Triggers
	i	Student Loan Principal Outstanding	$2,135,405,729.35
	ii	Interest to be Capitalized	45,000,075.26
	iii	Reserve Account Balance (after any reinstatement)	5,451,014.51
	iv	Capitalized Interest Account Balance	75,000,000.00
	v	Pre-Funding Account Balance	0.00
	vi	Less Specified Reserve Account Balance	(5,451,014.51)

	vii	Total	$2,255,405,804.61

	viii	Class A Notes Outstanding (after application of available funds)	$2,197,015,403.81

	ix	Insolvency Event or Event of Default Under Indenture	N

	x	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (viii > vii or ix = Y)	N

X. 2008-2      Account Reconciliations

A	Reserve Account
	i	Beginning of Period Account Balance	$5,499,946.00
	ii	Deposits to correct Shortfall	$0.00
	iii	Total Reserve Account Balance Available	$5,499,946.00
	iv	Required Reserve Account Balance	$5,451,014.51
	v	Shortfall Carried to Next Period	$0.00
	vi	Excess Reserve — Release to Collection Account	$48,931.49
	vii	Ending Reserve Account Balance	$5,451,014.51

B	Supplemental Loan Purchase Account		02/22/2008
	Supplemental Purchase Period End Date
	i	Beginning of Period Account Balance	$23,295,136.33
	ii	Supplemental Loan Purchases	$(23,019,653.06)
	iii	Transfers to Collection Account	$(275,483.27)

	iv	Ending Balance	$0.00

C	Prefunding Account		03/31/2008
	Pre-Funding Period end date
	i	Beginning of Period Account Balance	$700,000,000.00
	ii	Loans Funded	$(699,008,086.35)
	iii	Transfers to Collection Account	$(991,913.65)

	iv	Ending Balance	$0.00

D	Capitalized Interest Account		04/27/2009
	Capitalized Interest Account Release Date
	i	Beginning of Period Account Balance	$75,000,000.00
	ii	Transfers to Collection Account	$0.00

	iii	Ending Balance	$75,000,000.00

E	Floor Income Rebate Account
	i	Beginning of Period Account Balance	$0.00
	ii	Deposits for the Period	$4,980,671.70
	iii	Release to Collection Account	$0.00

	iv	Ending Balance	$4,980,671.70

XI. 2008-2      Distributions

A	Distribution Amounts		Class A-1	Class A-2	Class A-3	Class B
	i	Quarterly Interest Due	$4,646,504.07	$4,031,618.11	$9,173,647.79	$647,785.83
	ii	Quarterly Interest Paid	4,646,504.07	4,031,618.11	9,173,647.79	647,785.83

	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Due	$19,621,180.88	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid	15,048,596.19	0.00	0.00	0.00

	ix	Quarterly Principal Shortfall	$4,572,584.69	$0.00	$0.00	$0.00

	x	Total Distribution Amount	$19,695,100.26	$4,031,618.11	$9,173,647.79	$647,785.83

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance	3/31/08	$2,280,478,000.00
	ii	Adjusted Pool Balance	3/31/08	2,260,856,819.12

	iii	Notes Balance Exceeding Adjusted Pool (i-ii)		$19,621,180.88

	iv	Adjusted Pool Balance	2/7/08	$2,257,183,024.67
	v	Adjusted Pool Balance	3/31/08	2,260,856,819.12

	vi	Current Principal Due (iv — v)		$(3,673,794.45)
	vii	Notes Issued Exceeding Adjusted Pool Balance		23,294,975.33

	viii	Principal Distribution Amount (vi + vii)		$19,621,180.88

	ix	Principal Distribution Amount Paid		$15,048,596.19
	x	Principal Shortfall (viii — ix)		$4,572,584.69
C		Total Principal Distribution		$15,048,596.19
D		Total Interest Distribution		18,499,555.80

E		Total Cash Distributions		$33,548,151.99

					Paydown
F	Note Balances			02/07/2008	Factor	04/25/2008
	i	A-1 Note Balance	784442AA3	$618,000,000.00		$602,951,403.81
		A-1 Note Pool Factor		1.298319328	0.031614698	1.266704630

	ii	A-2 Note Balance	784442AB1	$514,000,000.00		$514,000,000.00
		A-2 Note Pool Factor		0.783536585	0.000000000	0.783536585

	iii	A-3 Note Balance	784442AC9	$1,080,064,000.00		$1,080,064,000.00
		A-3 Note Pool Factor		3.956278388	0.000000000	3.956278388

	iv	B Note Balance	784442AD7	$68,414,000.00		$68,414,000.00
		B Note Pool Factor		1.1399483462	0.000000000	1.1399483462

XII. 2008-2      Historical Pool Information

			2/7/08 — 3/31/08
Beginning Student Loan Portfolio Balance			$1,457,757,525.69

	Student Loan Principal Activity
	i	Regular Principal Collections	$28,827,782.84
	ii	Principal Collections from Guarantor	45,354.52
	iii	Principal Reimbursements	102,039.77
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$28,975,177.13
	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$120,446.56
	ii	Capitalized Interest	(3,982,222.33)

	iii	Total Non-Cash Principal Activity	$(3,861,775.77)

	Student Loan Principal Purchases		$(702,761,605.02)

(-)	Total Student Loan Principal Activity		$(677,648,203.66)

	Student Loan Interest Activity
	i	Regular Interest Collections	$4,653,449.19
	ii	Interest Claims Received from Guarantors	462.55
	iii	Collection Fees/Returned Items	4,639.77
	iv	Late Fee Reimbursements	96,113.96
	v	Interest Reimbursements	4,732.75
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00

	ix	Total Interest Collections	$4,759,398.22

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(20,036.61)
	ii	Capitalized Interest	3,982,222.33

	iii	Total Non-Cash Interest Adjustments	$3,962,185.72

	Student Loan Interest Purchases		$(21,832,477.26)

	Total Student Loan Interest Activity		$(13,110,893.32)

(=)	Ending Student Loan Portfolio Balance		$2,135,405,729.35

(+)	Interest to be Capitalized		$45,000,075.26

(=)	TOTAL POOL		$2,180,405,804.61

(+)	Capitalized Interest		$75,000,000.00

(+)	Reserve Account Balance		$5,451,014.51

(+)	Prefunding Account balance		$—

(=)	Total Adjusted Pool		$2,260,856,819.12

XIII. 2008-2      Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *
Apr-08	$2,180,405,805	0.00%

*	Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.